Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Changes in Accounting Policies and Disclosures

3. Changes in accounting policies and disclosures

New accounting standards

The principles and standards utilized in preparing these consolidated financial statements have been consistently applied through all periods presented, with the exception of the new standards and interpretations that are effective for reporting periods beginning on January 1, 2025, described below.

New standards and amendments effective from January 1, 2025

The following new standards and amendments effective from January 1, 2025 were adopted by the Group for the first time in 2025 and did not have a material impact on these Consolidated Financial Statements.

In August 2023, the IASB issued amendments to IAS 21 — The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability, to clarify how an entity has to apply a consistent approach to assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use and the disclosures to provide. These amendments became effective on or after January 1, 2025.

New standards, amendments and interpretations not yet effective

The standards, amendments and interpretations issued by the IASB that will have mandatory application in 2026 or subsequent years are listed below. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

In April 2024, the IASB issued the new standard IFRS 18 — Presentation and Disclosure in Financial Statements, with the aim to give investors more transparent and comparable information about companies' financial performance through the introduction of three sets of new requirements: improved comparability in the income statement; enhanced transparency of management-defined performance measures; more useful grouping of information in the financial statements. The new standard will affect all companies using IFRS Accounting Standards and will replace IAS 1 — Presentation of Financial Statements (while some of its requirements will be carried forward in IFRS 18). The standard is effective on or after January 1, 2027 but early adoption is possible. The Group is currently assessing the potential impact from the adoption of IFRS 18 on its consolidated financial statements.

In May 2024, the IASB issued amendments to IFRS 9 — Financial Instruments and IFRS 7 — Financial Instruments-Disclosure, with the aim to settle financial liabilities using an electronic payment system and to assess contractual cash flow characteristics of financial assets, including those with environmental, social and governance (ESG)-linked features. They also amended disclosure requirements relating to investments in equity instruments designated at fair value through other comprehensive income and added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs. The amendments are effective for annual reporting periods beginning on or after 1 January 2026, but early adoption is possible. The Group is currently assessing the impacts from the adoption of this standard.

In July 2024, the IASB published 'Annual Improvements to IFRS Accounting Standards — Volume 11'. It contains amendments to five standards as result of the IASB's annual improvements project (IFRS 1 — First-time Adoption of International Financial Reporting Standards, IFRS 7 — Financial Instruments: Disclosures, IFRS 9 — Financial Instruments, IFRS 10 — Consolidated Financial Statements, IAS 7 — Statement of Cash Flows). The amendments are effective for annual reporting periods beginning on or after 1 January 2026, with earlier application permitted.